Financing Liabilities - Pledged Assets for Financing Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Borrowings [abstract]
Trade receivables	¥ 20,811	¥ 15,298
Receivables from financial services	944,414	1,101,778
Equipment on operating leases	133,936	142,097
Property, plant and equipment	2,293	2,548
Total	¥ 1,101,454	¥ 1,261,721